LONG-TERM BANK LOAN (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Long-term Debt, by Current and Noncurrent [Abstract]
Long-term debt, face amount	$ 2,070
Long-term debt, interest rate terms	he loan carries interest rate of 8.8% (linked to MCLR).